Pension and Other Postretirement Benefit Plans Other Postretirement Benefit (Details) - Computer Sciences GS Business - Postretirement Health Coverage - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 02, 2015	Oct. 03, 2014	Oct. 02, 2015	Oct. 03, 2014	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	$ 3	$ 3	$ 7	$ 6	$ 12	$ 80	$ 274
Interest cost	121	224	242	448	745	1,076	1,871
Amortization of prior service (benefit) cost	(770)	8	(1,543)	17	(2,267)	33	27
Net periodic pension benefit	$ (646)	$ 235	$ (1,294)	$ 471	$ (3,755)	$ (7,313)	$ (85)
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount or settlement rates	3.40%	4.00%	3.40%	4.00%	3.80%	4.10%	4.40%
Company contribution	$ 295		$ 520		$ 1,576	$ 1,620
Estimated future employer contributions for remainder of fiscal year			$ 712